Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ 2,521	$ 3,987	$ 5,631	$ 8,050
Total unrealized gain (loss):	(2,891)	(2,190)	(7,345)	(1,251)
Total realized and unrealized gain (loss) on derivative instruments:	(370)	1,797	(1,714)	6,799
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	2,521	3,987	5,631	8,050
Total unrealized gain (loss):	$ (2,891)	$ (2,190)	$ (7,345)	$ (1,251)